Net foreign exchange loss	6 Months Ended
Jun. 30, 2026
Net foreign exchange loss
Net foreign exchange loss

7Net foreign exchange loss

During the six months ended June 30, 2026, the ZiG weakened against the US dollar, resulting in foreign exchange losses on ZiG-denominated balances, as set out in the table below.

The retention threshold on gold receipts effective February 6, 2025 was 70% in US Dollars and the balance in ZiG. The table below illustrates the effect the weakening of the ZiG and other foreign currencies had on the consolidated statement of profit or loss.

	June 30, 2026			June 30, 2025
	ZiG	Other	Total	ZiG	Other	Total
Unrealised foreign exchange losses	(447)	(184)	(631)	(86)	(474)	(560)
Taxation and VAT	(202)	—	(202)	(44)	—	(44)
Cash, receivables and intercompany loans	(245)	(184)	(429)	(42)	(474)	(516)

Realised foreign exchange (losses) gains	(1,202)	(40)	(1,242)	(1,684)	(34)	(1,718)
Bullion sales receivable	279	—	279	(246)	—	(246)
Cash and cash equivalents	(741)	(40)	(781)	(73)	(34)	(107)
Taxation, VAT and other receivables	(9)	—	(9)	(56)	—	(56)
Trade and other payables	(731)	—	(731)	(1,309)	—	(1,309)

Net foreign exchange loss	(1,649)	(224)	(1,873)	(1,770)	(508)	(2,278)